Shareholders' Equity (Summary Of Options Outstanding Separated Into Ranges Of Exercise Prices) (Details) - $ / shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Options outstanding, Number of options	905,000	965,000	0
Options outstanding, Weighted average exercise price per share	$ 128.45	$ 128.48	$ 0
$121.42 - $128.91
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise price, Lower limit	128.91
Exercise price, Upper limit	$ 121.42
Options outstanding, Number of options	905,000
Options outstanding, Weighted average remaining contractual life (years)	3 years 11 months 12 days
Options outstanding, Weighted average exercise price per share	$ 128.45